FINANCE EXPENSE - NET (Tables)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of finance expense - net

	2025	2024
Finance expense:
Long-term debt (other than lease liabilities)	$156.0	$160.4
Lease liabilities	43.1	26.8
Other	42.8	42.3
Borrowing costs capitalized	(5.2)	(7.0)
Finance expense	$236.7	222.5
Finance income:
Loans and investment in finance leases	$(13.8)	$(11.0)
Other	(7.4)	(6.5)
Finance income	$(21.2)	$(17.5)
Finance expense – net	$215.5	$205.0